THIRD QUARTER REPORT
November 30, 2023 (Unaudited)

COLUMBIA THREADNEEDLE INVESTMENTS

COLUMBIA CONVERTIBLE SECURITIES FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Convertible Securities Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 3.1%
Issuer		Shares	Value ($)
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Ascent Resources, Class B(a),(b),(c),(d)		10,248,729	2,295,715
EQT Corp.		165,000	6,593,400

Total			8,889,115

Total Energy			8,889,115

Financials 0.1%
Financial Services 0.1%
Clovis Liquidation Trust(a),(b),(d)		21,161,130	1,692,891

Total Financials			1,692,891

Real Estate 0.5%
Retail REITs 0.5%
Kite Realty Group Trust		315,000	6,652,800

Total Real Estate			6,652,800

Utilities 1.9%
Electric Utilities 1.9%
Duke Energy Corp.		115,000	10,612,200
NextEra Energy, Inc.		135,000	7,898,850
Southern Co. (The)		100,000	7,098,000

Total			25,609,050

Total Utilities			25,609,050

Total Common Stocks (Cost $40,467,521)			42,843,856

Convertible Bonds 90.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Axon Enterprise, Inc.(e) 12/15/2027	0.500%	9,032,000	10,517,764
Spirit AeroSystems, Inc.(e) 11/01/2028	3.250%	7,000,000	8,169,000

Total			18,686,764

Airlines 1.6%
American Airlines Group, Inc. 07/01/2025	6.500%	10,000,000	10,570,000
JetBlue Airways Corp. 04/01/2026	0.500%	15,680,000	10,780,409

Total			21,350,409

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 1.7%
Lucid Group, Inc.(e) 12/15/2026	1.250%	10,860,000	5,409,366
Rivian Automotive, Inc.(e) 10/15/2030	3.625%	18,000,000	17,269,200

Total			22,678,566

Cable and Satellite 3.1%
Cable One, Inc. 03/15/2028	1.125%	14,000,000	10,316,600
DISH Network Corp.
Subordinated 08/15/2026	3.375%	42,778,000	19,357,035
Liberty Media Corp.-Liberty Formula One 08/15/2027	2.250%	13,000,000	13,163,747

Total			42,837,382

Consumer Cyclical Services 4.0%
Booking Holdings, Inc. 05/01/2025	0.750%	7,000,000	11,777,850
Lyft, Inc. 05/15/2025	1.500%	8,380,000	7,701,220
Match Group FinanceCo 3, Inc.(e) 01/15/2030	2.000%	15,848,000	12,985,851
Uber Technologies, Inc.(e) 12/01/2028	0.875%	10,000,000	10,339,737
Zillow Group, Inc. 05/15/2025	2.750%	12,254,000	12,100,825

Total			54,905,483

Consumer Products 1.0%
Beauty Health Co. (The)(e) 10/01/2026	1.250%	9,850,000	6,593,590
Callaway Golf Co. 05/01/2026	2.750%	7,000,000	6,954,500

Total			13,548,090

Diversified Manufacturing 2.9%
Advanced Energy Industries, Inc.(e) 09/15/2028	2.500%	11,000,000	10,828,400
Bloom Energy Corp.(e) 06/01/2028	3.000%	10,500,000	10,959,900
Enphase Energy, Inc.(f) 03/01/2028	0.000%	13,569,000	10,847,059

2        Columbia Convertible Securities Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Convertible Securities Fund, November 30, 2023 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greenbrier Companies, Inc. (The) 04/15/2028	2.875%	7,488,000	6,746,688

Total			39,382,047

Electric 2.6%
CenterPoint Energy, Inc.(g)
Subordinated 09/15/2029	3.369%	216,500	8,380,715
NextEra Energy Partners LP(e) 06/15/2026	2.500%	8,500,000	7,433,250
PG&E Corp.(e),(h) 12/01/2027	4.250%	14,000,000	14,175,000
Sunnova Energy International, Inc. 02/15/2028	2.625%	11,320,000	5,886,400

Total			35,875,365

Food and Beverage 0.6%
Chefs’ Warehouse, Inc. (The)(e) 12/15/2028	2.375%	9,000,000	8,111,700

Gaming 0.8%
Wynn Macau, Ltd.(e) 03/07/2029	4.500%	10,500,000	10,308,281

Health Care 9.4%
Accolade, Inc. 04/01/2026	0.500%	9,000,000	7,616,700
Dexcom, Inc.(e) 05/15/2028	0.375%	36,000,000	35,352,000
Exact Sciences Corp. 03/01/2028	0.375%	21,980,000	18,847,850
Glaukos Corp. 06/15/2027	2.750%	3,440,000	4,459,272
Insulet Corp. 09/01/2026	0.375%	10,330,000	11,042,770
Integer Holdings Corp.(e) 02/15/2028	2.125%	8,800,000	10,225,600
LivaNova USA, Inc. 12/15/2025	3.000%	10,000,000	10,181,000
Natera, Inc. 05/01/2027	2.250%	6,873,000	10,666,037
Shockwave Medical, Inc.(e) 08/15/2028	1.000%	11,000,000	10,147,500
Teladoc Health, Inc. 06/01/2027	1.250%	12,000,000	9,645,600

Total			128,184,329

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 1.0%
Welltower OP LLC(e) 05/15/2028	2.750%	12,500,000	13,601,250

Independent Energy 0.8%
Chesapeake Energy Escrow 09/15/2026	0.000%	10,200,000	204,000
Northern Oil and Gas, Inc. 04/15/2029	3.625%	9,000,000	10,509,134

Total			10,713,134

Leisure 5.3%
Carnival Corp.(e) 12/01/2027	5.750%	10,000,000	14,085,000
Live Nation Entertainment, Inc.(e) 01/15/2029	3.125%	12,890,000	13,703,359
NCL Corp., Ltd. 02/15/2027	2.500%	42,050,000	35,595,325
Royal Caribbean Cruises Ltd. 08/15/2025	6.000%	4,040,000	9,045,560

Total			72,429,244

Lodging 0.7%
Marriott Vacations Worldwide Corp.(e) 12/15/2027	3.250%	12,180,000	10,048,500

Media and Entertainment 4.1%
Bilibili, Inc. 12/01/2026	0.500%	14,720,000	13,414,336
fuboTV, Inc. 02/15/2026	3.250%	11,000,000	7,541,600
Snap, Inc. 03/01/2028	0.125%	48,500,000	35,308,000

Total			56,263,936

Metals and Mining 2.1%
Ivanhoe Mines Ltd.(e) 04/15/2026	2.500%	5,775,000	7,561,685
Lithium Americas Corp. 01/15/2027	1.750%	14,780,000	9,311,400
MP Materials Corp.(e) 04/01/2026	0.250%	9,870,000	8,142,750
Peabody Energy Corp. 03/01/2028	3.250%	3,000,000	4,225,500

Total			29,241,335

Columbia Convertible Securities Fund | Third Quarter Report 2023        3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Convertible Securities Fund, November 30, 2023 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.5%
Nabors Industries, Inc.(e) 06/15/2029	1.750%	10,000,000	7,265,942

Other Financial Institutions 0.7%
Encore Capital Group, Inc.(e) 03/15/2029	4.000%	10,500,000	9,587,720

Other Industry 0.8%
Fluor Corp.(e) 08/15/2029	1.125%	10,500,000	11,119,500

Other REIT 0.8%
Starwood Property Trust, Inc. 07/15/2027	6.750%	10,000,000	10,285,000

Other Utility 1.0%
American Water Capital Corp.(e) 06/15/2026	3.625%	14,000,000	13,944,000

Pharmaceuticals 8.5%
BridgeBio Pharma, Inc. 02/01/2029	2.250%	14,000,000	10,623,200
Collegium Pharmaceutical, Inc.(e) 02/15/2029	2.875%	9,000,000	8,375,400
Cytokinetics, Inc. 07/01/2027	3.500%	12,000,000	10,980,000
Esperion Therapeutics, Inc. 11/15/2025	4.000%	13,900,000	6,550,375
Halozyme Therapeutics, Inc. 03/01/2027	0.250%	15,390,000	13,264,641
Insmed, Inc. 06/01/2028	0.750%	13,030,000	12,775,915
Ionis Pharmaceuticals, Inc.(e) 06/15/2028	1.750%	12,000,000	13,395,600
Jazz Investments I Ltd. 06/15/2026	2.000%	13,100,000	12,903,500
Mirum Pharmaceuticals, Inc.(e) 05/01/2029	4.000%	5,500,000	7,053,750
PTC Therapeutics, Inc. 09/15/2026	1.500%	12,500,000	10,662,500
Sarepta Therapeutics, Inc. 09/15/2027	1.250%	9,370,000	8,714,100

Total			115,298,981

Retailers 5.1%
Burlington Stores, Inc.(e) 12/15/2027	1.250%	9,629,000	10,093,540

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Etsy, Inc. 10/01/2026	0.125%	6,500,000	7,153,250
06/15/2028	0.250%	20,130,000	15,439,710
Farfetch Ltd. 05/01/2027	3.750%	11,880,000	4,317,682
Wayfair, Inc. 08/15/2026	1.000%	38,745,000	32,739,525

Total			69,743,707

Technology 28.7%
2U, Inc. 05/01/2025	2.250%	5,750,000	2,886,500
Akamai Technologies, Inc.(e) 02/15/2029	1.125%	20,000,000	21,130,000
Alteryx, Inc. 08/01/2026	1.000%	12,000,000	10,470,000
Bandwidth, Inc. 03/01/2026	0.250%	9,000,000	7,211,700
Bentley Systems, Inc. 07/01/2027	0.375%	15,000,000	13,245,000
BigCommerce Holdings, Inc. 10/01/2026	0.250%	13,280,000	10,424,800
Bill.com Holdings, Inc.(f) 04/01/2027	0.000%	28,000,000	22,120,000
Cerence, Inc.(e) 07/01/2028	1.500%	13,500,000	10,570,500
Datadog, Inc. 06/15/2025	0.125%	5,323,000	7,228,634
Dropbox, Inc.(f) 03/01/2028	0.000%	10,500,000	10,106,250
Envestnet, Inc. Subordinated 08/15/2025	0.750%	11,000,000	10,048,535
Everbridge, Inc. 12/15/2024	0.125%	10,850,000	9,982,000
IMAX Corp. 04/01/2026	0.500%	9,000,000	7,954,200
Impinj, Inc. 05/15/2027	1.125%	10,000,000	10,375,000
indie Semiconductor, Inc.(e) 11/15/2027	4.500%	6,420,000	7,264,230
Infinera Corp. 08/01/2028	3.750%	8,530,000	7,458,632
Lumentum Holdings, Inc. 06/15/2028	0.500%	23,637,000	17,285,738
MACOM Technology Solutions Holdings, Inc. 03/15/2026	0.250%	9,381,000	10,816,293

4        Columbia Convertible Securities Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Convertible Securities Fund, November 30, 2023 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marathon Digital Holdings, Inc. 12/01/2026	1.000%	12,280,000	9,179,300
Model N, Inc.(e) 03/15/2028	1.875%	12,000,000	10,597,200
MongoDB, Inc. 01/15/2026	0.250%	5,870,000	11,813,375
Nutanix, Inc. 10/01/2027	0.250%	10,500,000	10,305,750
ON Semiconductor Corp.(e) 03/01/2029	0.500%	30,000,000	28,755,000
Palo Alto Networks, Inc. 06/01/2025	0.375%	7,547,000	22,391,949
Rapid7, Inc.(e) 03/15/2029	1.250%	10,500,000	11,077,500
Seagate HDD Cayman(e) 06/01/2028	3.500%	9,000,000	10,197,000
Shift4 Payments, Inc. 08/01/2027	0.500%	13,230,000	11,667,537
SMART Global Holdings, Inc. 02/01/2029	2.000%	5,480,000	5,378,620
Tyler Technologies, Inc. 03/15/2026	0.250%	10,500,000	10,547,250
Veeco Instruments, Inc.(e) 06/01/2029	2.875%	6,300,000	7,493,850
Vishay Intertechnology, Inc.(e) 09/15/2030	2.250%	9,000,000	8,392,500
Western Digital Corp.(e) 11/15/2028	3.000%	9,500,000	10,868,000
Wolfspeed, Inc.(e) 12/01/2029	1.875%	14,083,000	8,386,427
Workiva, Inc.(e) 08/15/2028	1.250%	8,000,000	7,788,000
Zscaler, Inc. 07/01/2025	0.125%	7,570,000	10,533,655

Total			391,950,925

Transportation Services 1.5%
Air Transport Services Group, Inc.(e) 08/15/2029	3.875%	11,500,000	9,642,750
CryoPort, Inc.(e) 12/01/2026	0.750%	13,850,000	10,803,000

Total			20,445,750

Total Convertible Bonds (Cost $1,333,676,544)			1,237,807,340

Convertible Preferred Stocks 5.1%
Issuer		Shares	Value ($)
Financials 3.2%
Banks 2.2%
Bank of America Corp.(i)	7.250%	19,648	22,064,704
New York Community Capital Trust V	6.000%	188,225	7,531,506

Total			29,596,210

Financial Services 1.0%
Apollo Global Management, Inc.	6.750%	260,000	14,404,000

Total Financials			44,000,210

Industrials 1.4%
Machinery 0.9%
Chart Industries, Inc., ADR	6.750%	228,300	12,225,465

Professional Services 0.5%
Clarivate PLC	5.250%	224,550	7,203,564

Total Industrials			19,429,029

Utilities 0.5%
Gas Utilities 0.5%
UGI Corp.	7.250%	115,000	5,974,250

Total Utilities			5,974,250

Total Convertible Preferred Stocks (Cost $84,585,489)			69,403,489

Money Market Funds 0.6%
		Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(j),(k)		8,625,867	8,624,141

Total Money Market Funds (Cost $8,623,667)			8,624,141

Total Investments in Securities (Cost: $1,467,353,221)			1,358,678,826

Other Assets & Liabilities, Net			6,220,231

Net Assets			1,364,899,057

Columbia Convertible Securities Fund | Third Quarter Report 2023        5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Convertible Securities Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2023, the total value of these securities amounted to $3,988,606, which represents 0.29% of total net assets.

(b)	Non-income producing investment.

(c)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2023, the total market value of these securities amounted to $2,295,715, which represents 0.17% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-11/15/2016	10,248,729	358,011	2,295,715

(d)	Valuation based on significant unobservable inputs.

(e)

Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2023, the total value of these securities amounted to $499,770,092, which represents 36.62% of total net assets.

(f)	Zero coupon bond.

(g)

Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2023.

(h)	Represents a security purchased on a when-issued basis.

(i)	Perpetual security with no specified maturity date.

(j)	The rate shown is the seven-day current annualized yield at November 30, 2023.

(k)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%
	6,891,405	438,315,394	(436,583,115)	457	8,624,141	8,447	678,072	8,625,867

Abbreviation Legend

ADR	American Depositary Receipt

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

6        Columbia Convertible Securities Fund | Third Quarter Report 2023

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